Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31, 2024	December 31, 2023

Accounts receivable	$54,456,082	$32,085,912
Allowance for credit loss	(9,267,851)	(3,009,363)
Total accounts receivable, net	$45,188,231	$29,076,549

Schedule of movements of allowance for doubtful accounts

	December 31, 2024	December 31, 2023	December 31, 2022

Beginning balance	$3,009,363	$3,189,642	$3,004,435
Addition	6,379,841	246,336	555,133
Recovery*	(4,656)	(374,078)	(86,994)
Disposal of GX CDT and TY CDT	(4,115)	—	—
Exchange rate effect	(120,812)	(52,537)	(282,932)
Ending balance	$9,267,851	$3,009,363	$3,189,642

*	The Company recovered account receivable for the years ended December 31, 2024, 2023 and 2022 due to collection of account receivable’s balance that were allowanced in prior period.